Leases (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 7,399,841	$ 516,459
Operating lease liabilities, current	3,391,141	69,062
Operating lease liabilities, non-current	4,025,625	458,617
Total operating lease liabilities	$ 7,416,766	$ 527,679